OTHER SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Subsequent Events Abstract
Other Subsequent Events [Text Block]

NOTE 20 — OTHER SUBSEQUENT EVENTS

Security Promissory Notes and Pledge Agreements

February 2026 Security Promissory Note and Pledge Agreement

On February 20, 2026, the Company issued a secured promissory note (the “February Promissory Note”) to a lender in the principal amount of $880,000 for a purchase price of $800,000, reflecting an original issuance discount of $80,000. The February Promissory Note bears interest at 8% per annum and matures on October 20, 2026. Upon the occurrence of certain events of default, the interest rate on the February Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the February Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the February Promissory Note.

In connection with the February Promissory Note, Zhidan Mao, the Company’s Chairman, and Qiwei Miao, the Company’s Chief Executive Officer and director (collectively, the “Pledgors”) entered into a pledge agreement (the “February Pledge Agreement”) with the lender, Pursuant to the February Pledge Agreement, the Pledgors collective pledged to the lender an aggregate of 3,603,692 Class B Ordinary Shares of the Company (or 225,231 Class B Ordinary Shares as adjusted to reflect the Share Consolidation) held by such Pledgors. The February Pledge Agreement secures all of the Company’s obligations under the February Promissory Note and grants the lender a continuing, first-priority security interest in the February Pledged Shares, including all associated substitutions, replacements, proceeds, and distributions, as well as all rights relating thereto. Upon the occurrence and continuance of certain events of default under the February Promissory Note, the lender is entitled to exercise customary secured party remedies with respect to the February Pledged Shares, subject to applicable notice and cure provisions.

The Company used the net proceeds from the February Promissory Note to repay a portion of the outstanding balance of certain convertible debentures previously issued to YA II PN, LTD.

March 2026 Security Promissory Note and Pledge Agreement

On March 13, 2026, the Company issued a secured promissory note (the “March Promissory Note”) to a lender in the principal amount of $330,000 for a purchase price of $300,000. The Principal Amount includes an original issuance discount of $30,000. The March Promissory Note bears interest at a fixed rate of 8% per annum and will mature in full on November 12, 2026. Upon the occurrence of certain events of default, the interest rate on the March Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the March Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the March Promissory Note.

In connection with the March Promissory Note, on March 13, 2026, the Pledgors entered into a pledge agreement (the “March Pledge Agreement”) with the lender. Pursuant to the March Pledge Agreement, the Pledgors collective pledged to the lender an aggregate of 1,126,154 Class B Ordinary Shares of the Company (or 70,385 Class B Ordinary Shares as adjusted to reflect the Share Consolidation) held by such Pledgors. The March Pledge Agreement secures all of the Company’s obligations under the March Promissory Note and grants the lender a continuing, first-priority security interest in the March Pledged Shares, including all associated substitutions, replacements, proceeds, and distributions, as well as all rights relating thereto. Upon the occurrence and continuance of certain events of default under the March Promissory Note, the lender is entitled to exercise customary secured party remedies with respect to the March Pledged Shares, subject to applicable notice and cure provisions.

The Company used the net proceeds from the March Promissory Note to repay a portion of the outstanding balance of certain convertible debentures previously issued to YA II PN, LTD.

April 2026 Security Promissory Note and Pledge Agreement

On April 4, 2026, the Company issued a secured promissory note (the “April Promissory Note”) to another lender in the principal amount of $300,000 for a purchase price of $300,000. The April Promissory Note bears no interest and will mature in full on July 3, 2026. Upon the occurrence of certain events of default, the interest rate on the April Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the April Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the April Promissory Note.

In connection with the April Promissory Note, on April 3, 2026, the Pledgors entered into a pledge agreement (the “April Pledge Agreement”) with the lender. Pursuant to the April Pledge Agreement, the Pledgors collective pledged to the lender an aggregate of 1,126,154 Class B Ordinary Shares of the Company (or 70,385 Class B Ordinary Shares as adjusted to reflect the Share Consolidation) held by such Pledgors (collectively, the “April Pledged Shares”). The April Pledge Agreement secures all of the Company’s obligations under the April Promissory Note and grants the lender a continuing, first-priority security interest in the April Pledged Shares, including all associated substitutions, replacements, proceeds, and distributions, as well as all rights relating thereto. Upon the occurrence and continuance of certain events of default under the April Promissory Note, the lender is entitled to exercise customary secured party remedies with respect to the April Pledged Shares, subject to applicable notice and cure provisions.

The Company used the net proceeds from the April Promissory Note to repay a portion of the outstanding balance of certain convertible debentures previously issued to YA II PN, LTD. As of the date of this prospectus, the convertible debentures previously issued to YA II PN, LTD have been fully satisfied and are no longer outstanding.

Change in Authorized Capital and Share Consolidation

On January 8, 2026, the Company’s shareholders approved an increase of the Company’s authorized share capital from US$10,000 divided into 100,000,000 ordinary shares of a par value of US$0.0001 each, to US$50,000 divided into 500,000,000 ordinary shares of a par value of US$0.0001 each, with immediate effect.

On April1 10, 2026, the board of directors of the Company approved a share consolidation of all of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares at a ratio of sixteen (16)-for-one (1) (the “Share Consolidation”).

On May 6, 2026, the Company’s shareholders approved an increase of the Company’s authorized share capital from US$50,000 divided into 31,250,000 ordinary shares of a par value of US$0.0016 each to US$200,000,000 divided into 125,000,000,000 ordinary shares of a par value of US$0.0016 each, with immediate effect.

The Company has retroactively adjusted all shares and per share data for all periods presented. For details refer to Note 17.

NOTE 21 — OTHER SUBSEQUENT EVENTS

Security Promissory Notes and Pledge Agreements

February 2026 Security Promissory Note and Pledge Agreement

On February 20, 2026, the Company issued a secured promissory note (the “February Promissory Note”) to a lender in the principal amount of $880,000 for a purchase price of $800,000, reflecting an original issuance discount of $80,000. The February Promissory Note bears interest at 8% per annum and matures on October 20, 2026. Upon the occurrence of certain events of default, the interest rate on the February Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the February Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the February Promissory Note.

In connection with the February Promissory Note, Zhidan Mao, the Company’s Chairman, and Qiwei Miao, the Company’s Chief Executive Officer and director (collectively, the “Pledgors”) entered into a pledge agreement (the “February Pledge Agreement”) with the lender, Pursuant to the February Pledge Agreement, the Pledgors collective pledged to the lender an aggregate of 3,603,692 Class B Ordinary Shares of the Company (or 225,231 Class B Ordinary Shares as adjusted to reflect the Share Consolidation) held by such Pledgors. The February Pledge Agreement secures all of the Company’s obligations under the February Promissory Note and grants the lender a continuing, first-priority security interest in the February Pledged Shares, including all associated substitutions, replacements, proceeds, and distributions, as well as all rights relating thereto. Upon the occurrence and continuance of certain events of default under the February Promissory Note, the lender is entitled to exercise customary secured party remedies with respect to the February Pledged Shares, subject to applicable notice and cure provisions.

The Company used the net proceeds from the February Promissory Note to repay a portion of the outstanding balance of certain convertible debentures previously issued to YA II PN, LTD.

March 2026 Security Promissory Note and Pledge Agreement

On March 13, 2026, the Company issued a secured promissory note (the “March Promissory Note”) to a lender in the principal amount of $330,000 for a purchase price of $300,000. The Principal Amount includes an original issuance discount of $30,000. The March Promissory Note bears interest at a fixed rate of 8% per annum and will mature in full on November 12, 2026. Upon the occurrence of certain events of default, the interest rate on the March Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the March Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the March Promissory Note.

In connection with the March Promissory Note, on March 13, 2026, the Pledgors entered into a pledge agreement (the “March Pledge Agreement”) with the lender. Pursuant to the March Pledge Agreement, the Pledgors collective pledged to the lender an aggregate of 1,126,154 Class B Ordinary Shares of the Company (or 70,385 Class B Ordinary Shares as adjusted to reflect the Share Consolidation) held by such Pledgors. The March Pledge Agreement secures all of the Company’s obligations under the March Promissory Note and grants the lender a continuing, first-priority security interest in the March Pledged Shares, including all associated substitutions, replacements, proceeds, and distributions, as well as all rights relating thereto. Upon the occurrence and continuance of certain events of default under the March Promissory Note, the lender is entitled to exercise customary secured party remedies with respect to the March Pledged Shares, subject to applicable notice and cure provisions.

The Company used the net proceeds from the March Promissory Note to repay a portion of the outstanding balance of certain convertible debentures previously issued to YA II PN, LTD.

April 2026 Security Promissory Note and Pledge Agreement

On April 4, 2026, the Company issued a secured promissory note (the “April Promissory Note”) to another lender in the principal amount of $300,000 for a purchase price of $300,000. The April Promissory Note bears no interest and will mature in full on July 3, 2026. Upon the occurrence of certain events of default, the interest rate on the April Promissory Note automatically increases to 18%. The Company may not voluntarily repay any portion of the outstanding balance before the maturity date without the prior written consent of the lender. Furthermore, the April Promissory Note is subject to mandatory repayment if the Company receives cash proceeds from any debt or equity financing, in which case the lender may require the Company to apply up to 100% of such proceeds toward the repayment of the April Promissory Note.

In connection with the April Promissory Note, on April 3, 2026, the Pledgors entered into a pledge agreement (the “April Pledge Agreement”) with the lender. Pursuant to the April Pledge Agreement, the Pledgors collective pledged to the lender an aggregate of 1,126,154 Class B Ordinary Shares of the Company (or 70,385 Class B Ordinary Shares as adjusted to reflect the Share Consolidation) held by such Pledgors (collectively, the “April Pledged Shares”). The April Pledge Agreement secures all of the Company’s obligations under the April Promissory Note and grants the lender a continuing, first-priority security interest in the April Pledged Shares, including all associated substitutions, replacements, proceeds, and distributions, as well as all rights relating thereto. Upon the occurrence and continuance of certain events of default under the April Promissory Note, the lender is entitled to exercise customary secured party remedies with respect to the April Pledged Shares, subject to applicable notice and cure provisions.

The Company used the net proceeds from the April Promissory Note to repay a portion of the outstanding balance of certain convertible debentures previously issued to YA II PN, LTD. As of the date of this prospectus, the convertible debentures previously issued to YA II PN, LTD have been fully satisfied and are no longer outstanding.

Change in Authorized Capital and Share Consolidation

On January 8, 2026, the Company’s shareholders approved an increase of the Company’s authorized share capital from US$10,000 divided into 100,000,000 ordinary shares of a par value of US$0.0001 each, to US$50,000 divided into 500,000,000 ordinary shares of a par value of US$0.0001 each, with immediate effect.

On April1 10, 2026, the board of directors of the Company approved a share consolidation of all of the Company’s issued and unissued Class A ordinary shares and Class B ordinary shares at a ratio of sixteen (16)-for-one (1) (the “Share Consolidation”).

On May 6, 2026, the Company’s shareholders approved an increase of the Company’s authorized share capital from US$50,000 divided into 31,250,000 ordinary shares of a par value of US$0.0016 each to US$200,000,000 divided into 125,000,000,000 ordinary shares of a par value of US$0.0016 each, with immediate effect.

The Company has retroactively adjusted all shares and per share data for all periods presented. For details refer to Note 17.